Offerings	Mar. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Units consisting of:
Maximum Aggregate Offering Price	$ 18,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,485.80
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.00001 per share (the “Ordinary Shares”), of Linkers Industries Limited (the “Company”) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(i) Class A Ordinary Shares, par value $0.00001 per share
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.00001 per share (the “Ordinary Shares”), of Linkers Industries Limited (the “Company”) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(o) under the Securities Act.

No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(ii) Series A Warrants to purchase Class A Ordinary Shares
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.00001 per share (the “Ordinary Shares”), of Linkers Industries Limited (the “Company”) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(o) under the Securities Act.

No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(iii) Series B Warrants to purchase Class A Ordinary Shares
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.00001 per share (the “Ordinary Shares”), of Linkers Industries Limited (the “Company”) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(o) under the Securities Act.

The proposed maximum aggregate offering price of the Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the pre-funded warrants offered and sold in the offering (plus the aggregate exercise price of the Ordinary Shares issuable upon exercise of the pre-funded warrants), and as such the proposed aggregate maximum offering price of the Ordinary Shares and pre-funded warrants (including Ordinary Shares issuable upon exercise of the pre-funded warrants), if any, is $18,000,000.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Units consisting of:
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.00001 per share (the “Ordinary Shares”), of Linkers Industries Limited (the “Company”) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(o) under the Securities Act.

No separate fee is required pursuant to Rule 457(i) under the Securities Act.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(i) Pre-Funded Warrants to purchase Class A Ordinary Shares
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.00001 per share (the “Ordinary Shares”), of Linkers Industries Limited (the “Company”) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. No separate fee is required pursuant to Rule 457(i) under the Securities Act.

No separate fee is required pursuant to Rule 457(i) under the Securities Act.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(ii) Series A Warrants to purchase Class A Ordinary Shares
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.00001 per share (the “Ordinary Shares”), of Linkers Industries Limited (the “Company”) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(o) under the Securities Act.

There will be issued one Series A Warrant to each purchase one Ordinary Share and one Series B Warrant to each purchase one Ordinary Share, for every one Ordinary Share or Pre-Funded Warrant offered. As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of (i) the Ordinary Shares issuable upon exercise of the Series A Warrants included in the Ordinary Units or Pre-Funded Units, as applicable, proposed to be sold in the offering is $18,900,000, which is equal to 105% of $18,000,000, as each Ordinary Unit and each Pre-Funded Unit will include a Series A Warrant to purchase one Ordinary Share at an exercise price equal to 105% of the purchase price per Ordinary Unit and (ii) the Ordinary Shares issuable upon exercise of the Series B Warrants included in the Ordinary Units or Pre-Funded Units, as applicable, proposed to be sold in the offering is $30,600,000, which is equal to 170% of $18,000,000, as each Ordinary Unit and each Pre-Funded Unit will also include a Series B Warrant to purchase a Ordinary Share at an exercise price equal to 170% of the purchase price per Ordinary Unit. On the Reset Date, the number of Class A Ordinary Shares then available for issuance upon exercise of the Series A Warrants will be increased so the aggregate exercise price of the Series A Warrants on the issuance date of each Series A Warrant will remain unchanged following such reset. The Series B Warrants may be exercised, at the option of the holder, through a “zero exercise price” option, whereby the holder thereof may not pay a cash purchase price upon such exercise, but instead would receive upon such exercise equal to the product of (a) the number of Ordinary Shares that would be issuable upon exercise of the Series B Warrants if such exercise were by means of a cash exercise rather than a cashless exercise and (b) the quotient obtained by dividing (i) the then applicable exercise price minus the lowest volume weighted average price (“VWAP”) of the Ordinary Shares during the 5 trading days immediately prior to the applicable exercise date (such VWAP, the “Low Price”) by (ii) 50% of the Low Price, or 15 Ordinary Shares using an assumed exercise price of $1.677 per Series B Warrant and an assumed Low Price of $0.197, which is the floor price under the Series B Warrant. Under this circumstance, the Company will not receive any cash proceeds from the exercise of the Series B Warrants and as such we are calculating the amount of the registration fee pursuant to the maximum aggregate offering price based on the price at which the Series B Warrants are exercised for cash.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(iii) Series B Warrants to purchase Class A Ordinary Shares
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.00001 per share (the “Ordinary Shares”), of Linkers Industries Limited (the “Company”) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(o) under the Securities Act.

There will be issued one Series A Warrant to each purchase one Ordinary Share and one Series B Warrant to each purchase one Ordinary Share, for every one Ordinary Share or Pre-Funded Warrant offered. As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of (i) the Ordinary Shares issuable upon exercise of the Series A Warrants included in the Ordinary Units or Pre-Funded Units, as applicable, proposed to be sold in the offering is $18,900,000, which is equal to 105% of $18,000,000, as each Ordinary Unit and each Pre-Funded Unit will include a Series A Warrant to purchase one Ordinary Share at an exercise price equal to 105% of the purchase price per Ordinary Unit and (ii) the Ordinary Shares issuable upon exercise of the Series B Warrants included in the Ordinary Units or Pre-Funded Units, as applicable, proposed to be sold in the offering is $30,600,000, which is equal to 170% of $18,000,000, as each Ordinary Unit and each Pre-Funded Unit will also include a Series B Warrant to purchase a Ordinary Share at an exercise price equal to 170% of the purchase price per Ordinary Unit. On the Reset Date, the number of Class A Ordinary Shares then available for issuance upon exercise of the Series A Warrants will be increased so the aggregate exercise price of the Series A Warrants on the issuance date of each Series A Warrant will remain unchanged following such reset. The Series B Warrants may be exercised, at the option of the holder, through a “zero exercise price” option, whereby the holder thereof may not pay a cash purchase price upon such exercise, but instead would receive upon such exercise equal to the product of (a) the number of Ordinary Shares that would be issuable upon exercise of the Series B Warrants if such exercise were by means of a cash exercise rather than a cashless exercise and (b) the quotient obtained by dividing (i) the then applicable exercise price minus the lowest volume weighted average price (“VWAP”) of the Ordinary Shares during the 5 trading days immediately prior to the applicable exercise date (such VWAP, the “Low Price”) by (ii) 50% of the Low Price, or 15 Ordinary Shares using an assumed exercise price of $1.677 per Series B Warrant and an assumed Low Price of $0.197, which is the floor price under the Series B Warrant. Under this circumstance, the Company will not receive any cash proceeds from the exercise of the Series B Warrants and as such we are calculating the amount of the registration fee pursuant to the maximum aggregate offering price based on the price at which the Series B Warrants are exercised for cash.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, issuable upon the exercise of the Series A Warrants
Maximum Aggregate Offering Price	$ 18,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,609.09
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon the exercise of the Series B Warrants
Maximum Aggregate Offering Price	$ 30,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,225.86